SHARE-BASED COMPENSATION - Schedule of assumptions of share options granted (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Risk-free interest rate, Minimum	4.20%	3.71%	3.40%
Risk-free interest rate, Maximum	4.53%	4.58%	4.79%
Expected volatility, Minimum	55.58%	54.11%	54.06%
Expected volatility, Maximum	56.22%	55.59%	54.48%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years	10 years	10 years
Minimum
SHARE-BASED COMPENSATION
Exercise multiple	2.2	2.2	2.2
Fair value of underlying ordinary share	$ 1.87	$ 4.06	$ 5.91
Maximum
SHARE-BASED COMPENSATION
Exercise multiple	2.8	2.8	2.8
Fair value of underlying ordinary share	$ 3.61	$ 9.81	$ 8.93